Operating Segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENTS

Note 24: - Operating Segments

a.	General

The operating segments are identified on the basis of information that is reviewed by the chief operating decision makers (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Company is organized into operating segments based on the products and services of the business units and has two operating segments as follows:

Proprietary Products	Development, manufacturing, sales and distribution of plasma-derived protein therapeutics.

Distribution	Distribute imported drug products in Israel, which are manufactured by third parties.

Segment performance is evaluated based on revenues and gross profit in the financial statements.

The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis. Items that were not allocated, mainly the Company’s headquarter assets, research and development costs, sales and marketing costs, general and administrative costs and financial costs (consisting of finance expenses and finance income and including fair value adjustments of financial instruments), are managed on a Company basis.

The segment liabilities do not include loans and financial liabilities as these liabilities are managed on a group basis.

b.	Reporting on operating segments

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2020
Revenues	$100,916	$32,330	$133,246
Gross profit	$43,166	$4,386	$47,552
Unallocated corporate expenses			(28,315)
Finance income, net			(672)

Income before taxes on income			$18,565

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2019
Revenues	$97,696	$29,491	$127,187
Gross profit	$45,271	$4,466	$49,737
Unallocated corporate expenses			(26,953)
Finance income, net			197

Income before taxes on income			$22,981

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousand

Year Ended December 31, 2018
Revenues	$90,784	$23,685	$114,469
Gross profit	$37,988	$3,484	$41,472
Unallocated corporate expenses			(22,213)
Finance expense, net			1,082

Loss before taxes on income			$20,341